Organization and Significant Accounting Policies - Intangible Assets (Details) - Patents - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets useful life	10 years
Finite-lived intangible assets, accumulated amortization	$ 53,000	$ 14,800
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	56,000
2017	56,000
2018	56,000
2019	56,000
2020	56,000
Thereafter	$ 207,000